Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 594,437	$ 589,110	$ 556,899
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	265,170		253,357
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	98,679		96,019
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	17,933		16,485
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	212,655		191,038
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,819	4,074	3,687
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,789	1,844	1,811
Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	938	998	931
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	864	866	738
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	228	366	207
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,309	2,448	2,297
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,241	1,285	1,290
31 - 60 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	606	654	609
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	282	277	231
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	180	232	167
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,101	1,224	1,037
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	548	559	521
61 - 90 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	332	344	322
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	173	187	154
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	48	134	40
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	409	402	353
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 409	$ 402	$ 353